UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Innovator ETFs Trust II
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Letter to Shareholders	1
Fund Performance	4
Expense Example	8
Schedules of Investments	10
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	41
Trustees and Officers	43
Board Considerations Regarding Approval of Investment Management Agreement	45
Additional Information	48

INNOVATOR ETFs TRUST II

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the year ended October 31, 2020.

First, and most importantly, we want to thank those first responders and health care workers who have responded so tremendously to one of the greatest health crisis of our lifetimes. Our thoughts and prayers are with the communities and individuals most deeply affected by the COVID-19 Crisis.

Innovator Capital Management was established on an unwavering commitment to building products that seek to deliver confidence to investors, even in the face of uncertainty. The COVID-19 Crisis has served as a true test of Innovator’s products in the marketplace, and I’m happy to report that even through these most unprecedented times, Innovator ETFs have performed as expected. In fact, through the recent market correction, our Defined Outcome line of ETFs were some of the best performing products in the marketplace.

Innovator’s people, processes and investment products have been essential to stabilizing and growing the U.S. economy, and the financial health and well-being of Innovator ETF investors. We appreciate the trust and support you have put in our firm, and thank you for the opportunity to serve you for many years to come.

Innovator Laddered Fund of S&P 500 Power Buffer ETFs (BUFF)

In August 2020 we successfully completed the conversion of the Innovator Lunt Low Vol/High Beta Tactical ETF (LVHB) to the Innovator Laddered Fund of S&P 500 Power Buffer ETFs (BUFF). Through BUFF, Innovator enhances its defined outcome ETF offering to investors through an all-in-one fund with equal weights to all 12 Innovator S&P 500 Power Buffer ETFs. The Fund maintains its upside growth potential by continually participating in new upside caps due to monthly resets of the underlying ETFs. The biggest advantage we see, and our clients have attested to, is that there is no need for advisors or clients to “time” when they get into the market, thereby diversifying their overall upside exposure—BUFF can easily be allocated to at any point during the year.

Innovator S&P Investment Grade Preferred ETF (EPRF)

EPRF remains uniquely positioned as the only ETF that holds 100% investment grade preferred stocks in the market. We are happy to report that, over the reporting period, EPRF outperformed the broad preferred market. In this “Risk-Off” environment, when investors are generally focused on defaults, credit quality remains a key factor to maintaining yield and overall fund value. We believe this ETF continues to serve as an important tool for investors as they seek to improve credit quality within their overall investment portfolios.

INNOVATOR ETFs TRUST II

Letter to Shareholders (Unaudited) (Continued)

Again, our thoughts and prayers go out to the communities and individuals who have been affected by the current global health and economic crisis. Thank you again for the trust and support you have put in us, and we wish you a happy and healthy Holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

INNOVATOR ETFs TRUST II

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Principal loss is possible. EPRF Risks: Investing involves risks. Principal loss is possible. The fund invests in preferred securities which may be subject to many of the risks associated with debt securities, including interest rate risk. The fund invests in equity securities which may be subject to volatile price fluctuations. Because the fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price. BUFF Risks: The Fund may have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus. Investing involves risks, and loss of principal is possible. The Fund may have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus. The Fund, in accordance with the Refinitiv Laddered Power Buffer Strategy Index, will be continuously invested in a laddered portfolio of the twelve Underlying ETFs. The index is rebalanced semi-annually such that each Underlying ETF will constitute 1/12 of the Index portfolio before fees and expenses. Each Underlying ETF seeks to match the performance of S&P 500 Price Index up to a specified cap, while buffering against a 15% loss over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the Underlying ETF’s name when the fund enters into its FLEX Option positions and ends on the market’s closure on the last trading day of the month immediately preceding the month indicated its name when those FLEX Options expire. There is no guarantee that the defined outcome strategy of an Underlying ETF in any given Outcome Period will be achieved.

This material must be accompanied by a prospectus. Read carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to October 31, 2020 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

	Average Annual Total Returns As of October 31, 2020
	1 Year	3 Years	Since Inception (a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	5.04%	5.39%	4.41%
Market Return	4.69%	5.42%	4.33%
S&P U.S. High Quality Preferred Stock Index	5.46%	5.88%	4.97%
S&P U.S. Preferred Stock Index	3.02%	4.74%	4.78%

(a)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P U.S. High Quality Preferred Stock Index and S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

INNOVATOR LADDERED FUND OF S&P 500® POWER BUFFER ETFs

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Fund of S&P 500® Power Buffer ETFs from its inception (October 19, 2016) to October 31, 2020 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2020
	1 Year	3 Years	Since Inception	(a)
Innovator Laddered Fund of S&P 500® Power Buffer ETFs
NAV Return	-11.93%	1.82%	7.49%
Market Return	-11.84%	1.81%	7.50%
S&P 500® Index	9.71%	10.42%	13.24%
Refinitiv Laddered Power Buffer Strategy Index(b)	N/A	N/A	-0.31	%(c)

(a)	Inception date is October 19, 2016.
(b)	The Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index on August 11, 2020.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index, August 11, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.99%. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR LADDERED FUND OF S&P 500® POWER BUFFER ETFs

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Refinitiv Laddered Power Buffer Strategy Index and S&P 500® Index include the reinvestment of all dividends, if any.

The Refinitiv Laddered Power Buffer Strategy Index is equally weighted in the shares of the twelve Innovator S&P 500® Power Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index – Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF’s name. Each Innovator S&P 500® Power Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide “laddered” investing in the twelve Innovator S&P 500® Power Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFF.

INNOVATOR ETFs TRUST II

Expense Example

For the Period Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) transaction costs including brokerage commissions on the purchase and sale of Fund shares. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Funds under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

INNOVATOR ETFs TRUST II

Expense Example

For the Period Ended October 31, 2020 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line under the Funds in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid During	Expense Ratio
	Account Value	Account Value	the Period (a)	for the Period
Innovator S&P Investment Grade Preferred ETF (NAV)				0.47%
Actual	$1,000.00	$1,060.20	$2.43
Hypothetical	1,000.00	1,022.77	2.39
Innovator Laddered Fund of S&P 500® Power Buffer ETFs (NAV)				0.43%
Actual	1,000.00	1,217.40	2.40
Hypothetical	1,000.00	1,022.97	2.19

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2020

	Shares	Value
PREFERRED STOCKS - 99.76% (a)
Banks - 28.14%
Bank of America Corp., Series 02, 3.000% to 11/28/2020 then 3-Month Libor + 0.650%	15,696	$335,580
Bank of America Corp., Series 4, 4.000% to 11/28/2020 then 3-Month Libor + 0.750%	13,232	329,080
Bank of America Corp., Series 5, 4.000% to 11/21/2020 then 3-Month Libor + 0.500%	13,178	324,311
Bank of America Corp., Series CC, 6.200%	12,960	328,147
Bank of America Corp., Series E, 4.000% to 11/16/2020 then 3-Month Libor + 0.350%	13,148	324,098
Bank of America Corp., Series EE, 6.000%	12,660	324,349
Bank of America Corp., Series GG, 6.000%	11,882	318,794
Bank of America Corp., Series HH, 5.875%	11,967	321,793
Bank of America Corp., Series KK, 5.375%	12,047	318,884
Bank of America Corp., Series LL, 5.000%	12,360	321,978
First Citizens BancShares, Inc./NC, Series A, 5.375%	122,133	3,276,828
First Republic Bank/CA, Series J, 4.700%	62,454	1,626,302
First Republic Bank/CA, Series K, 4.125%	65,142	1,639,624
JPMorgan Chase & Co., Series AA, 6.100%	25,847	653,671
JPMorgan Chase & Co., Series BB, 6.150%	25,816	655,210
JPMorgan Chase & Co., Series DD, 5.750%	23,781	644,227
JPMorgan Chase & Co., Series EE, 6.000%	23,694	648,031
JPMorgan Chase & Co., Series GG, 4.750% (b)	24,498	650,177
Northern Trust Corp., Series E, 4.750% (b)	120,967	3,203,206
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108% (b)	58,502	1,608,805
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	58,967	1,672,304
The Bank of New York Mellon Corp., 5.200%	127,269	3,237,723
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067% (b)	122,542	3,273,097
Truist Financial Corp., Series R, 4.750%	20,907	545,464
Truist Financial Corp., Series F, 5.200%	21,748	552,834

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Truist Financial Corp., Series G, 5.200%	21,677	$551,463
Truist Financial Corp., Series H, 5.625%	20,786	543,970
Truist Financial Corp., Series I, 4.000% to 12/15/2020 then 3-Month Libor + 0.530%	21,429	546,868
Truist Financial Corp., Series O, 5.250% (b)	19,981	538,488
US Bancorp., 5.150% (b)	31,811	805,773
US Bancorp., Series B, 3.500% to 1/15/2021 then 3-Month Libor + 0.600%	35,736	812,637
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month Libor + 4.468% (b)	30,635	817,035
US Bancorp., Series K, 5.500%	30,393	820,915
Wells Fargo & Co., Series O, 5.125% (b)	129,118	3,251,191
		35,822,857
Capital Markets - 12.85%
Apollo Global Management, Inc., Series A, 6.375%	63,196	1,641,200
Apollo Global Management, Inc., Series B, 6.375%	60,835	1,611,519
Highland Income Fund, Series A, 5.375%	130,592	3,301,366
KKR & Co., Inc., Series A, 6.750%	42,256	1,102,036
KKR & Co., Inc., Series B, 6.500%	41,357	1,093,066
KKR & Co., Inc., Series C, 6.000%, 09/15/2023	20,590	1,071,504
Oaktree Capital Group LLC, Series A, 6.625%	60,390	1,613,621
Oaktree Capital Group LLC, Series B, 6.550%	60,439	1,619,161
The Gabelli Equity Trust, Inc., Series K, 5.000%	123,736	3,305,100
		16,358,573
Diversified Financial Services - 5.17%
Allied Capital Corp., 6.875%, 04/15/2047	126,491	3,291,296
Ares Management Corp., Series A, 7.000%	64,403	1,640,988
The Charles Schwab Corp., Series C, 6.000%	63,803	1,652,498
		6,584,782
Electric - 12.76%
Alabama Power Co., Series A, 5.000% (b)	116,230	3,176,566
Brookfield Infrastructure Partners LP, Series 13, 5.125%	127,224	3,273,474
Brookfield Renewable Partners LP, Series 17, 5.250%	122,948	3,191,730

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Duke Energy Corp., 5.125%, 01/15/2073	63,657	$1,635,985
Duke Energy Corp., Series A, 5.750%	59,755	1,685,091
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	128,916	3,274,466
		16,237,312
Insurance - 28.17%
Aegon NV, Series 1, 4.000% to 12/15/2020 then 3-Month Libor + 0.875%	132,436	3,292,358
American International Group, Inc., Series A, 5.850%	118,319	3,206,444
Arch Capital Group Ltd., Series E, 5.250%	64,458	1,643,034
Arch Capital Group Ltd., Series F, 5.450%	62,786	1,638,715
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	40,011	1,071,495
Athene Holding Ltd., Series B, 5.625%	42,016	1,081,072
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	40,086	1,078,313
Axis Capital Holdings Ltd., Series E, 5.500%	127,865	3,257,999
MetLife, Inc., Series A, 4.000% to 12/15/2020 then 3-Month Libor + 1.000%	43,721	1,104,830
MetLife, Inc., Series E, 5.625%	39,472	1,064,955
MetLife, Inc., Series F, 4.750%	41,646	1,093,624
PartnerRe Ltd., Series H, 7.250%	63,392	1,656,433
PartnerRe Ltd., Series I, 5.875%	64,078	1,648,727
Prudential PLC, 6.500%	60,884	1,636,562
Prudential PLC, 6.750%	62,734	1,630,457
RenaissanceRe Holdings Ltd., Series E, 5.375%	64,732	1,631,894
RenaissanceRe Holdings Ltd., Series F, 5.750%	60,370	1,626,972
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053	41,949	1,090,674
The Allstate Corp., Series H. 5.100%	40,203	1,076,636
The Allstate Corp., Series I, 4.750% (b)	40,438	1,072,011
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042	58,987	1,619,783

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
The Hartford Financial Services Group, Inc., Series G, 6.000%	59,931	$1,646,305
		35,869,293
Real Estate Investment Trusts - 12.67%
Federal Realty Investment Trust, Series C, 5.000% (b)	122,812	3,173,462
Kimco Realty Corp., Series L, 5.125% (b)	63,121	1,639,884
Kimco Realty Corp., Series M, 5.250%	63,196	1,619,713
National Retail Properties, Inc., Series F, 5.200%	126,153	3,225,731
PS Business Parks, Inc., Series W, 5.200%	31,718	824,985
PS Business Parks, Inc., Series X, 5.250%	30,792	798,129
PS Business Parks, Inc., Series Y, 5.200%	30,874	809,208
PS Business Parks, Inc., Series Z, 4.875%	30,575	794,033
Public Storage, Series B, 5.400%	10,760	274,272
Public Storage, Series C, 5.125%	10,530	270,200
Public Storage, Series D, 4.950%	10,574	270,906
Public Storage, Series E, 4.900%	10,506	269,899
Public Storage, Series F, 5.150% (b)	10,177	268,164
Public Storage, Series G, 5.050%	10,327	269,948
Public Storage, Series H, 5.600%	9,648	273,038
Public Storage, Series I, 4.875%	9,970	269,290
Public Storage, Series J, 4.700%	9,936	266,285
Public Storage, Series K, 4.750% (b)	9,889	271,948
Public Storage, Series L, 4.625%	10,011	264,391
Public Storage, Series M, 4.125%	10,606	274,165
		16,127,651
TOTAL PREFERRED STOCKS (Cost $126,296,418)		127,000,468

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.82%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.17% (c)	2,318,375	2,318,375
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,318,375)		2,318,375

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2020 (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS - 0.56%
Money Market Deposit Account - 0.56%
U.S. Bank Money Market Deposit Account, 0.03% (d)	$714,911	$714,911
TOTAL SHORT TERM INVESTMENTS (Cost $714,911)		714,911

Total Investments (Cost $129,329,704) - 102.14%		130,033,754
Liabilities in Excess of Other Assets - (2.14)%		(2,718,489)
TOTAL NET ASSETS - 100.00%		$127,315,265

Asset Type	% of Net Assets
Preferred Stocks	99.76%
Investments Purchased with Proceeds From Securities Lending	1.82
Short Term Investments	0.56
Total Investments	102.14
Liabilities in Excess of Other Assets	(2.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $2,271,153, or 1.78% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR LADDERED FUND OF S&P 500® POWER BUFFER ETFs

Schedule of Investments

October 31, 2020

	Shares	Value
EXCHANGE TRADED FUNDS - 99.91% (e)
Innovator S&P 500® Power Buffer ETF - January (a)	81,432	$2,357,456
Innovator S&P 500® Power Buffer ETF - February (a)	94,392	2,350,097
Innovator S&P 500® Power Buffer ETF - March (a)(b)	86,562	2,363,506
Innovator S&P 500® Power Buffer ETF - April	89,622	2,369,140
Innovator S&P 500® Power Buffer ETF - May (a)	86,814	2,357,790
Innovator S&P 500® Power Buffer ETF - June (a)	82,080	2,360,063
Innovator S&P 500® Power Buffer ETF - July	86,094	2,352,088
Innovator S&P 500® Power Buffer ETF - August (b)	87,966	2,349,686
Innovator S&P 500® Power Buffer ETF - September (a)	90,360	2,346,649
Innovator S&P 500® Power Buffer ETF - October	90,054	2,352,210
Innovator S&P 500® Power Buffer ETF - November (a)	87,462	2,395,584
Innovator S&P 500® Power Buffer ETF - December (a)	86,274	2,358,904
TOTAL EXCHANGE TRADED FUNDS (Cost $28,714,923)		28,313,173

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.34%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.17% (c)	95,000	95,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,000)		95,000

SHORT TERM INVESTMENTS - 0.09%	Principal
Money Market Deposit Account - 0.09%	Amount
U.S. Bank Money Market Deposit Account, 0.03% (d)	$26,287	26,287
TOTAL SHORT TERM INVESTMENTS (Cost $26,287)		26,287

Total Investments (Cost $28,836,210) - 100.34%		28,434,460
Liabilities in Excess of Other Assets - (0.34)%		(96,224)
TOTAL NET ASSETS - 100.00%		$28,338,236

The accompanying notes are an integral part of these financial statements.

INNOVATOR LADDERED FUND OF S&P 500® POWER BUFFER ETFs

Schedule of Investments

October 31, 2020 (Continued)

Asset Type	% of Net Assets
Exchange Traded Funds	99.91%
Investments Purchased with Proceeds From Securities Lending	0.34
Short Term Investments	0.09
Total Investments	100.34
Liabilities in Excess of Other Assets	(0.34)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $92,004, or 0.32% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

(e)	Exchange Traded Funds are affiliated companies as defined by the Investment Company Act of 1940. See Note 8.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Fund of S&P 500® Power Buffer ETFs
Assets:
Investments, at value (a)(b)	$130,033,754	$121,287
Investments in affiliates, at value (c)	–	28,313,173
Dividend and interest receivables	133,632	1
Securities lending income receivable	14,347	3,621
Total Assets	130,181,733	28,438,082

Liabilities:
Payable to Adviser	44,593	4,846
Distribution payable	503,500	–
Payable for collateral upon return of securities loaned	2,318,375	95,000
Total Liabilities	2,866,468	99,846
Net Assets	$127,315,265	$28,338,236

Net Assets Consist of:
Capital stock	$128,537,048	$67,374,922
Total distributable earnings/(accumulated deficit)	(1,221,783)	(39,036,686)
Net Assets	$127,315,265	$28,338,236

Net Asset Value:
Net assets	$127,315,265	$28,338,236
Shares of beneficial interest outstanding (unlimited shares without par authorized)	5,300,000	900,000
Net asset value price per share	$24.02	$31.49

(a) Cost of investments	$129,329,704	$121,287
(b) Including securities on loan at a value of	2,271,153	92,004
(c) Cost of investments in affiliates	–	28,714,923

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Statements of Operations

For the Year Ended October 31, 2020

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Fund of S&P 500® Power Buffer ETFs
Investment Income:
Dividends	$2,243,674	$2,618,806
Interest	872	4,480
Securities lending income, net	67,883	45,290
Total Investment Income	2,312,429	2,668,576

Expenses:
Investment advisory fee	193,329	429,871
Total Expenses	193,329	429,871
Net Investment Income/(Loss)	2,119,100	2,238,705

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(412,317)	(41,855,492)
Redemptions sold in-kind on investments	(17,214)	30,033,722
Redemptions sold in-kind on affiliates	–	97,450
Investments in affiliates	–	(1,035)
Net change in unrealized appreciation/(depreciation) on:
Investments	326,874	(18,391,114)
Investments in affiliates	–	(401,750)
Net Realized and Unrealized Gain/(Loss)	(102,657)	(30,518,219)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,016,443	$(28,279,514)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Statements of Changes in Net Assets

	Innovator S&P Investment Grade Preferred ETF			Innovator Laddered Fund of S&P 500® Power Buffer ETFs
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	October 31, 2020	October 31, 2019 (a)	March 31, 2019	October 31, 2020	October 31, 2019 (b)	September 30, 2019

Operations:
Net investment income/(loss)	$2,119,100	$453,106	$881,941	$2,238,705	$72,960	$2,551,531
Net realized gain/(loss)	(429,531)	(71,576)	(273,580)	(11,725,355)	2,261	4,212,414
Net change in unrealized appreciation/(depreciation)	326,874	686,869	72,146	(18,792,864)	(623,741)	15,245,213
Net change in unrealized appreciation/(depreciation)	2,016,443	1,068,399	680,507	(28,279,514)	(548,520)	22,009,158
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders	(2,310,148)	(465,500)	(884,376)	(2,311,942)	–	(2,642,583)

Capital Share Transactions:
Proceeds from shares sold	110,597,780	4,774,470	3,583,797	148,299,135	1,815,865	39,520,873
Cost of shares redeemed	(2,276,755)	–	(9,339,003)	(226,832,050)	–	(85,176,009)
Transaction fees (see Note 5)	12	–	–	–	–	–
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	108,321,037	4,774,470	(5,755,206)	(78,532,915)	1,815,865	(45,655,136)
Total Increase/(Decrease) in Net Assets	$108,027,332	$5,377,369	$(5,959,075)	$(109,124,371)	$1,267,345	$(26,288,561)

Net Assets:
Beginning of period	$19,287,933	$13,910,564	$19,869,639	$137,462,607	$136,195,262	$162,483,823
End of period	$127,315,265	$19,287,933	$13,910,564	$28,338,236	$137,462,607	$136,195,262

Change in Shares Outstanding:
Shares sold	4,600,000	200,000	150,000	4,400,000	50,000	1,200,000
Shares redeemed	(100,000)	–	(400,002)	(7,250,000)	–	(2,650,002)
Net Increase/(Decrease)	4,500,000	200,000	(250,002)	(2,850,000)	50,000	(1,450,002)

(a) The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change. See Note 1.
(b) The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change. See Note 1.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:		Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Paid from net investment income	Paid from return of capital	Total Distributions Paid
Innovator S&P Investment Grade Preferred ETF
For the year ended 10/31/2020	$24.11	1.23	(0.07)	1.16	–	(k)	(1.25)	–	(1.25)
For the period 4/1/2019(h) - 10/31/2019	$23.18	0.67	0.93	1.60	–		(0.67)	–	(0.67)
For the year ended 3/31/2019	$23.38	1.18	(0.18)	1.00	–		(1.20)	–	(1.20)
For the year ended 3/31/2018	$24.06	1.29	(0.57)	0.72	–		(1.36)	(0.04)	(1.40)
For the period 5/23/2016(f) - 3/31/2017	$25.07	1.21	(1.17)	0.04	–		(1.05)	–	(1.05)

Innovator Laddered Fund of S&P 500® Power Buffer ETFs
For the year ended 10/31/2020	$36.66	0.81	(5.26)	(4.45)	–		(0.72)	–	(0.72)
For the period 10/1/2019(d) - 10/31/2019	$36.81	0.02	(0.17)	(0.15)	–		–	–	–
For the year ended 9/30/2019	$31.55	0.66	5.29	5.95	–		(0.69)	–	(0.69)
For the year ended 9/30/2018	$31.23	0.47	0.32 (i)	0.79	–		(0.47)	–	(0.47)
For the period 10/19/2016(f) - 9/30/2017	$25.36	0.47	5.82	6.29	–		(0.42)	–	(0.42)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change. See Note 1.
(e)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(f)	Commencement of operations.
(g)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(h)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change. See Note 1.
(i)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to: transactions for the period.

(j)	The ratio of net expenses to average net assets includes interest expense fees of 0.03%.
(k)	Amount represents less than $0.01 per share.
(l)	Does not include the impact of the expenses of the underlying funds in which the Funds invest.
(m)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses (l)		Net investment income/(loss) (m)	Portfolio turnover rate (b)(e)

(0.09)	$24.02	5.04%	$127,315	0.47%		5.15%	58%
0.93	$24.11	6.93%	$19,288	0.47%		4.75%	34%
(0.20)	$23.18	4.54%	$13,911	0.47%		5.12%	58%
(0.68)	$23.38	2.98%	$19,870	0.47%		5.39%	67%
(1.01)	$24.06	0.18%	$12,030	0.48%	(g)	5.86%	171%

(5.17)	$31.49	(11.93)%	$28,338	0.47%		2.47%	750%
(0.15)	$36.66	(0.42)%	$137,463	0.49%		0.63%	0%
5.26	$36.81	19.11%	$136,195	0.49%		2.00%	44%
0.32	$31.55	2.55%	$162,484	0.52%	(j)	1.47%	667%
5.87	$31.23	24.88%	$134,301	0.49%		1.66%	179%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Notes to Financial Statements

1. ORGANIZATION

Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of two operational series, which are covered in this report. Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF and the Elkhorn Lunt Low Vol/High Beta Tactical ETF Funds’ names were changed to the Innovator S&P High Quality Preferred ETF (“EPRF”) and the Innovator Lunt Low Vol/High Beta Tactical ETF (“LVHB”), respectively (the “Funds”). Effective July 16, 2018, EPRF’s name was changed from Innovator S&P High Quality Preferred ETF to Innovator S&P Investment Grade Preferred ETF. Effective August 11, 2020, LVHB’s name and ticker were changed from Innovator Lunt Low Vol/High Beta Tactical ETF (LVHB) to Innovator Laddered Fund of S&P 500® Power Buffer ETFs (BUFF). EPRF and BUFF commenced operations on May 23, 2016 and October 19, 2016, respectively.

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Funds seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index (EPRF) and Refinitiv Laddered Power Buffer Strategy Index (BUFF), respectively. BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

On March 21, 2019, the Board of Trustees approved a change in the Funds’ fiscal year end from March 31 (EPRF) and September 30 (LVHB) to October 31, effective April 1, 2019 and October 1, 2019, respectively.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2. SIGNIFICATANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2020:

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$127,000,468	$—	$—	$127,000,468
Investments Purchased with Proceeds From Securities Lending	—	2,318,375	—	2,318,375
Short Term Investments	714,911	—	—	714,911
Total Assets	$127,715,379	$2,318,375	$—	$130,033,754

BUFF
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$28,313,173	$—	$—	$28,313,173
Investments Purchased with Proceeds From Securities Lending	—	95,000	—	$95,000
Short Term Investments	26,287	—	—	26,287
Total Assets	$28,339,460	$95,000	$—	$28,434,460

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

See the Schedules of Investments for the investments detailed by industry classification.

There were no level 3 investments held by the Funds during the year ended October 31, 2020.

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year ended October 31, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2020, the Funds made the following permanent book-to-tax reclassifications primarily related to redemption in-kind transactions and non-deductible expenses:

	Distributable Earnings/	Paid-In
	(Accumulated Deficit)	Capital
EPRF	$13,887	$(13,887)
BUFF	(3,319,531)	3,319,531

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. BUFF intends to pay out dividends from its net investment income, if any, annually. EPRF intends to pay out dividends from its net investment income, if any, monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Withholding taxes on foreign dividends have been accounted for in accordance with the applicable country’s tax rules and rate. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

3. INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds. Pursuant to the Advisory Agreement between the Trust and the Adviser with respect to EPRF and BUFF, EPRF pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.47%, and BUFF pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.20%. Prior to August 11, 2020, BUFF paid monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.49%. During the term of the Advisory Agreement, the Adviser pays all expenses of EPRF and BUFF (“Fund Expenses”), including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2020, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
EPRF	$—	$27,133,288	$—	$25,860,967
BUFF	—	738,453,780	—	721,487,599

For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
EPRF	$109,588,840	$2,251,574
BUFF	130,615,364	225,565,655

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. EPRF and BUFF each charge a $500 transaction fee on creations and redemptions of the respective Fund. The Funds may permit Authorized Participants to substitute cash in lieu of delivering securities in-kind, in which case the Authorized Participant may be assessed additional fees to cover the cost of purchasing securities. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

6. SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

As of October 31, 2020, the values of the securities on loan, cash collateral received and fees and interest earned were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
EPRF	$2,271,153	$2,318,375	$67,883
BUFF	92,004	95,000	45,290

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

7. FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	EPRF	BUFF

Cost of Portfolio	$129,684,485	$28,837,247
Gross Unrealized Appreciation	$1,842,745	$19,424
Gross Unrealized Depreciation	(1,493,476)	(422,211)
Net Unrealized Appreciation/(Depreciation)	$349,269	$(402,787)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals and differences in the tax treatment of partnership and trust preferred securities.

At October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	EPRF	BUFF

Accumulated Capital and Other Losses	$(1,422,632)	$(38,633,899)
Distributions Payable	(503,500)	—
Undistributed Net Ordinary Income	355,080	—
Unrealized Appreciation/(Depreciation) on Investments	349,269	(402,787)
Total Distributable Earnings/(Accumulated Deficit)	$(1,221,783)	$(39,036,686)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal year ended October 31, 2020, the Funds did not elect to defer qualified late year ordinary losses.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

At October 31, 2020, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	EPRF	BUFF

Indefinite Short-Term	$1,162,286	$38,633,899
Indefinite Long-Term	260,346	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

The tax character of the distributions paid by the Funds during the fiscal periods ended October 31, 2020 and October 31, 2019 were as follows:

	EPRF		BUFF
	October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019
Distributions paid from:
Net Ordinary Income	$2,310,148	$389,500	$2,311,942	$661,168
Net Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions Paid	$2,310,148	$389,500	$2,311,942	$661,168

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

8. TRANSACTIONS WITH AFFILIATES

BUFF had the following transactions during the year ended October 31, 2020 with affiliated companies:

					Year Ended October 31, 2020
Security Name	Value as of November 1, 2019	Purchases	Sales	Value as of October 31, 2020	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator S&P 500® Power Buffer ETF – January	$—	$2,939,064	$556,593	$2,357,456	81,432	$—	$9,239	$(34,254)
Innovator S&P 500® Power Buffer ETF – February	—	2,927,716	546,096	2,350,097	94,392	—	9,000	(40,523)
Innovator S&P 500® Power Buffer ETF – March	—	2,922,077	532,858	2,363,506	86,562	—	6,927	(32,640)
Innovator S&P 500® Power Buffer ETF – April	—	2,920,969	529,218	2,369,140	89,622	—	5,187	(27,798)
Innovator S&P 500® Power Buffer ETF – May	—	2,922,691	533,633	2,357,790	86,814	—	6,319	(37,587)
Innovator S&P 500® Power Buffer ETF – June	—	2,926,265	533,953	2,360,063	82,080	—	5,672	(37,921)
Innovator S&P 500® Power Buffer ETF – July	—	2,927,119	535,444	2,352,088	86,094	—	6,730	(46,317)
Innovator S&P 500® Power Buffer ETF – August	—	2,966,654	578,687	2,349,686	87,966	—	7,478	(45,759)
Innovator S&P 500® Power Buffer ETF – September	—	2,933,035	528,366	2,346,649	90,360	—	7,302	(65,322)
Innovator S&P 500® Power Buffer ETF – October	—	2,928,402	573,072	2,352,210	90,054	—	17,034	(20,154)
Innovator S&P 500® Power Buffer ETF – November	—	2,922,641	552,631	2,395,584	87,462	—	8,283	17,291
Innovator S&P 500® Power Buffer ETF – December	—	2,929,386	546,960	2,358,904	86,274	—	7,244	(30,766)

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the United Kingdom’s Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

10. COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

11.	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY TO BUFF (FORMERLY LVHB) (Unaudited)

On May 13, 2020, the Board of Trustees of the Innovator ETFs Trust II approved changes to the investment policies of the Fund, which included a change to the Fund’s investment objective, index, exchange ticker, name and an amendment to the Fund’s investment advisory agreement to lower the Fund’s unitary fee (the foregoing changes to the Fund hereinafter referred to as the “Changes”). The Board’s approval was based upon the recommendation of Innovator Capital Management, LLC (the “Adviser”), the investment adviser to the Fund.  The Changes were summarized in a supplement to the Fund’s prospectus dated May 18, 2020 and took effect on August 11, 2020 (“Effective Date”).

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

In summary, the Fund, which was renamed the “Innovator Laddered Fund of S&P 500 Power Buffer ETFs” with a new trading ticker symbol (CBOE BZX: BUFF), follows its non-fundamental policy to invest not less than 80% of its total assets in securities that comprise its underlying index. The new index, the Refinitiv Laddered Power Buffer Strategy Index (the “New Index”), is comprised of the shares of the following twelve underlying exchange-traded funds:

●	Innovator S&P 500 Power Buffer ETF™ — January (PJAN)
●	Innovator S&P 500 Power Buffer ETF™ — February (PFEB)
●	Innovator S&P 500 Power Buffer ETF™ — March (PMAR)
●	Innovator S&P 500 Power Buffer ETF™ — April (PAPR)
●	Innovator S&P 500 Power Buffer ETF™ — May (PMAY)
●	Innovator S&P 500 Power Buffer ETF™ — June (PJUN)
●	Innovator S&P 500 Power Buffer ETF™ — July (PJUL)
●	Innovator S&P 500 Power Buffer ETF™ — August (PAUG)
●	Innovator S&P 500 Power Buffer ETF™ — September (PSEP)
●	Innovator S&P 500 Power Buffer ETF™ — October (POCT)
●	Innovator S&P 500 Power Buffer ETF™ — November (PNOV)
●	Innovator S&P 500 Power Buffer ETF™ — December (PDEC)

In evaluating the proposed Changes, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving the Changes and the requirements of the 1940 Act in such matters. To assist the Board in its evaluation of the Changes, the independent Board members (“Independent Trustees”), who were advised by independent legal counsel, received information from the Adviser and Fund counsel in advance of the Special Meeting that outlined several of the considerations that led the Adviser to recommend the Changes consistent with its fiduciary duties. The Adviser provided, among other items, an analysis of periods of historical performance of the Lunt Capital US Large Cap Equity Rotation Index (“Lunt Index”) and the Fund versus other funds in its peer group, including in periods of higher market volatility; information supporting the Adviser’s belief that shareholders could benefit in times of volatility through a fund of funds exposure across the monthly S&P 500 defined outcome ETFs sponsored by the Adviser; a review of the New Index and the proposed license arrangement with Refinitiv/ThomsonReuters, the New Index provider; and a comparison of the New Index terms to that of the Lunt Index on the Fund’s potential profitability.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

With respect to the Fund’s investment advisory agreement, the Board considered that the Changes include amending the investment advisory agreement to lower the Fund’s unitary fee rate from 0.49% to 0.20%. As part of its analysis, the Board reviewed the proposed unitary fee rate or management fee rate payable by the Fund as compared to fees charged to a fund of funds peer group of the Fund and as compared to fees charged to other clients of the Adviser, including other ETFs managed by the Adviser; the expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses incurred in providing services to the Fund and the potential for economies of scale, if any; and financial data on the Adviser. In evaluating the proposed revised fee rate payable by the Fund under the advisory contract, the Board considered the nature, extent and quality of the services provided by the Adviser pursuant to the agreement. In this regard, the Board considered that the Adviser would continue to be responsible for the overall management and administration of the Fund and reviewed the services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, as well as the background and experience of the persons responsible for such services. The Board noted that there would be no diminution in services provided by the Adviser to the Fund, the Adviser’s obligations to the Fund would be identical before and after the Changes, and that the Adviser would continue to be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment advisory agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, as well as the acquired fund fees incurred by the Fund related to the portfolio holdings, and any extraordinary expenses.

The Board also reviewed an analysis provided by Fund counsel with respect to whether the Changes necessitate shareholder approval under state law and/or the 1940 Act. The Fund counsel analysis concluded that:

●	the Fund’s amended and restated declaration of trust, as amended, did not require shareholder approval of the Changes;
●	the Changes are non-fundamental policies, which may be altered by the Board without shareholder approval under the 1940 Act and the Fund’s registration statement; and
●

a reduction to the compensation paid to the investment adviser without seeking and obtaining shareholder approval, subject to certain represen-tations (such as the investment adviser will not reduce the quality or quantity of its services, and that its obligations will be the same in all respects) was not required.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Continued)

The Board considered the Adviser’s assertion that a submission to shareholders for the approval of a proposal to reduce fees would increases costs (e.g. printing, mailing and solicitation of proxies from shareholders) to the Fund without any apparent benefit to shareholders. The Board further considered the Adviser’s belief that the Changes are in the best interest of the Fund and shareholders. In approving the Changes, the Board, including the Independent Trustees, gave attention to all of the information that was furnished. Each Trustee may have placed varying degrees of importance on the various pieces of information that were provided to them.

12. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator S&P Investment Grade Preferred ETF and Innovator Laddered Fund of S&P 500® Power Buffer ETFs (formerly known as Innovator Lunt Low Vol/High Beta Tactical ETF) and Board of Trustees of Innovator ETFs Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovator S&P Investment Grade Preferred ETF and Innovator Laddered Fund of S&P 500® Power Buffer ETFs (the “Funds”), each a series of Innovator ETFs Trust II, as of October 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator S&P Investment Grade Preferred ETF	For the year ended October 31, 2020	For the year ended October 31, 2020, the period April 1, 2019 through October 31, 2019 and for the year ended March 31, 2019
Innovator Laddered Fund of S&P 500® Power Buffer ETFs	For the year ended October 31, 2020	For the year ended October 31, 2020, the period October 1, 2019 through October 31, 2019 and for the year ended September 30, 2019	For the year ended October 31, 2020, the period October 1, 2019 through October 31, 2019 and for the years ended September 30, 2019 and 2018

The financial highlights of Innovator S&P Investment Grade Preferred ETF for the periods ended March 31, 2018, and prior, were audited by other auditors whose report dated May 30, 2018, expressed an unqualified opinion on those financial highlights. The financial highlights of Innovator Laddered Fund of S&P 500® Power Buffer ETFs for the period October 19, 2016 (commencement of operations) through September 30, 2017, were audited by other auditors whose report dated November 29, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 28, 2020

INNOVATOR ETFs TRUST II

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2018	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	59	None
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2018	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	59	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2018	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	59	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003- 2019).

INNOVATOR ETFs TRUST II

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	59	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	59	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	59	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes Innovator ETFs Trust II, and each series of Innovator ETFs Trust I.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST II

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD    CONSIDERATIONS    REGARDING   APPROVAL   OF   INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF AND INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

At a quarterly in-person Board meeting held on June 11, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P Investment Grade Preferred ETF and Innovator Lunt Low Vol/High Beta Tactical ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST II

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Penserra pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Penserra and noted the background and experience of Penserra’s portfolio management team and Penserra’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Penserra under the agreements were satisfactory.

The Board considered the historical investment performance of each of the Funds for the respective one-year periods ended March 31, 2020 including NAV, market and respective index returns.

The Board considered the unitary fee rate, as applicable, paid by each Fund under the investment management agreement for the services provided.

INNOVATOR ETFs TRUST II

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the Adviser is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Penserra to other funds (including ETFs) and non-fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to Penserra from the unitary fee or management fee, was fair.

The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Penserra, but that the unitary fee and management fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the Funds.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Penserra. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Penserra were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST II

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semiannual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.

INNOVATOR ETFs TRUST II

Additional Information (Unaudited) (Continued)

5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

6. TAX INFORMATION

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the taxable year ended October 31, 2020, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
EPRF	72.72%	62.68%
BUFF	69.97	69.97

For the taxable year ended October 31, 2020, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

7. Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETF Trust and Innovator ETF Trust II (each a “Trust” and, collectively, the “Trusts”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trusts’ Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trusts’ investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trusts’ Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

INNOVATOR ETFs TRUST II

Additional Information (Unaudited) (Continued)

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 17, 2020, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program since its implementation in September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management, LLC

140 Broadway, 26th Floor

New York, NY 10005

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100 Portland, ME 04101

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

 1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$22,000	$3,500
Audit-Related Fees	-	-
Tax Fees	$7,000	$7,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	$7,000	$7,000
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	12/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	12/28/2020

By (Signature and Title)*	/s/ John Southard
John Southard, Principal Financial Officer

Date	12/28/2020

* Print the name and title of each signing officer under his or her signature.